Stock-Based Compensation - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Outstanding
Outstanding at beginning of period (in shares)	7,197,551	3,101,304	2,795,205
Granted (in shares)	854,795	4,368,378	1,240,168
Exercised (in shares)	(90,374)	(148,412)	(828,305)
Forfeited/Expired/Canceled (in shares)	(20,324)	(123,719)	(105,764)
Outstanding at end of period (in shares)	7,941,648	7,197,551	3,101,304
Vested (in shares)	4,407
Exercisable (in shares)	4,289,295	2,585,640
Vested and expected to vest (in shares)	7,710,235	6,903,294
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 0.4	$ 0.5	$ 0.46
Granted (in dollars per share)	0.33	0.33	0.53
Exercised (in dollars per share)	0.21	0.44	0.41
Forfeited/Expired/Canceled (in dollars per share)	0.54	0.54	0.5
Outstanding at end of period (in dollars per share)	0.39	0.4	$ 0.5
Vested (in dollars per share)	0.12
Exercisable (in dollars per share)	0.41	0.44
Vested and expected to vest (in dollars per share)	$ 0.39	$ 0.4
Weighted-Average Remaining Contractual Term (in years) / Aggregate Intrinsic Value
Weighted Average Remaining Contractual Term (in years), Options Outstanding	7 years 5 months 15 days	8 years 10 months 17 days	8 years 8 months 19 days
Weighted Average Remaining Contractual Term (in years), Exercisable	6 years 2 months 19 days	8 years 3 months 3 days
Weighted Average Remaining Contractual Term (in years), vested and expected	7 years 4 months 24 days	8 years 10 months 9 days
Aggregate Intrinsic Value, Outstanding	$ 2	$ 16	$ 243	$ 0
Aggregate Intrinsic Value, Exercisable	2	16
Aggregate Intrinsic Value, vested and expected	$ 2	16
Unrecognized stock-based compensation expense		$ 5,900
Weighted-average vesting term		2 years
RENEO PHARMACEUTICALS INC [Member]
Options Outstanding
Outstanding at beginning of period (in shares)	530,125	587,774
Granted (in shares)	0	57,891
Exercised (in shares)		(17,382)
Forfeited/Expired/Canceled (in shares)	(62,996)	(98,158)
Outstanding at end of period (in shares)	467,129	530,125	587,774
Vested (in shares)	334,861	322,834
Exercisable (in shares)	351,698	359,212
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 47.59	$ 44.68
Granted (in dollars per share)	47.6	68.54
Exercised (in dollars per share)		23.11
Forfeited/Expired/Canceled (in dollars per share)	49.05	46.86
Outstanding at end of period (in dollars per share)	47.39	47.59	$ 44.68
Vested (in dollars per share)	50.38	49.14
Exercisable (in dollars per share)	$ 50.31	$ 49.12
Weighted-Average Remaining Contractual Term (in years) / Aggregate Intrinsic Value
Weighted Average Remaining Contractual Term (in years), Options Outstanding	6 years 10 months 24 days	6 years 10 months 24 days	8 years 2 months 12 days
Weighted Average Remaining Contractual Term (in years), Vested	6 years 6 months	6 years 1 month 6 days
Weighted Average Remaining Contractual Term (in years), Exercisable	6 years 6 months	6 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0	$ 907
Aggregate Intrinsic Value, Vested	0	$ 0
Aggregate Intrinsic Value, Exercisable	0		$ 0
Unrecognized stock-based compensation expense	$ 4,400
Weighted-average vesting term	1 year 9 months 18 days